Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
6.6% Senior Notes, Due 2018
Debt Instrument [Line Items]
Maturity year	2018
Interest rate on notes	6.60%
Interest rate	6.81%
7% Debentures, Due 2025
Debt Instrument [Line Items]
Maturity year	2025
Interest rate on notes	7.00%
Interest rate	7.12%
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Maturity year	2037
Interest rate on notes	6.25%
Interest rate	6.45%
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Maturity year	2024
Interest rate on notes	4.25%
Interest rate	4.25%
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Maturity year	2017
Interest rate	2.10%	1.71%
Term Loan Facility
Debt Instrument [Line Items]
Interest rate		1.86%
Revolving Facility Due, 2021
Debt Instrument [Line Items]
Maturity year	2021
Interest rate on notes	1.86%
Trade Receivable Facility
Debt Instrument [Line Items]
Credit Facility interest rate	1.34%